Offerings - Offering: 1	Jul. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,700,000
Proposed Maximum Offering Price per Unit	30.60
Maximum Aggregate Offering Price	$ 52,020,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,965.00
Offering Note	This Registration Statement on Form S-8 covers 1,700,000 shares of common stock, par value $0.001 per share ("Common Stock") authorized to be issued under the AtriCure, Inc. 2023 Stock Incentive Plan (as amended and restated, the "Plan").The proposed maximum offering price per unit has been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act and is based on the average of the high and low sale prices of the Common Stock, as quoted on The Nasdaq Global Market on July 24, 2025.